Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable leases

($000’s)	Unrelated	Related	Total
Years ending December 31:
2020	$3,676	$1,069	$4,745
2021	3,693	1,079	4,772
2022	3,343	1,090	4,433
2023	3,206	1,101	4,307
2024	2,820	832	3,652
Thereafter	8,550	—	8,550
	$25,288	$5,171	$30,459

Schedule of minimum payments under contractual agreements

($000’s)	Unrelated
Years ending December 31:
2020	$9,791
2021	4,193
2022	4,542
2023	343
2024	—
Thereafter	—
$18,869